Intangible Assets Other Than Goodwill	6 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Other Than Goodwill

NOTE 5: INTANGIBLE ASSETS OTHER THAN GOODWILL

Intangible assets	June 30, 2021	December 31, 2020
Acquisition cost	$178,642	$178,642
Accumulated amortization	(82,859)	(80,079)
Total Intangible assets net book value	$95,783	$98,563

Amortization expense for both three month periods ended June 30, 2021 and 2020 amounted to $1,394 and for the six month periods ended June 30, 2021 and 2020 amounted to $2,780 and $2,787, respectively.

 The remaining aggregate amortization of acquired intangibles as of June 30, 2021 will be as follows:

Period
Year One	$5,581
Year Two	5,581
Year Three	5,588
Year Four	5,581
Year Five	5,581
Thereafter	67,871
Total	$95,783